SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries, wages, bonuses, and other benefits	$ 10,637,715	$ 8,909,585		$ 4,197,397
Professional and consulting fees	6,334,152	2,284,436		660,117
Marketing	2,844,825	1,917,377		73,277
Insurance	1,337,151	713,481
Other	1,422,394	846,112		1,151,991
Provision for doubtful debts	2,821,611	1,509,486		(39,108)
Stock-based compensation	532,466	1,308,784		293,837
Utilities	914,546	952,056		142,019
Travel	980,317	851,139		13,356
Development charges	879,438	847,068		456,180
Rent expense	401,307	351,730		250,994
Repairs and maintenance	399,605	304,938		11,144
Athletic program expenses	398,896	277,602
Total general and administrative expenses	$ 29,904,423	$ 21,073,794	[1]	$ 7,211,204	[1]

[1]	Restatement details in Note 2